Convertible Note (Details) - Schedule of Converted Into Common Stock $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Converted Into Common Stock Abstract
Fair value at the beginning of the period
Additions	1,847
Change in fair value reported in statement of comprehensive loss	1,753
Conversion to the Company’s common stock	(3,600)
Fair value at the end of the period